United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21249

(Investment Company Act File Number)

Federated Premier Intermediate Municipal Income Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2011

Date of Reporting Period: Quarter ended 08/31/2011

Item 1. Schedule of Investments

Federated Premier Intermediate Municipal Income Fund

Portfolio of Investments

August 31, 2011 (unaudited)

Principal Amount			Value
		MUNICIPAL BONDS – 98.4%
		Arizona – 3.8%
$1,500,000		Arizona Transportation Board, Subordinated Highway Revenue Bonds (Series 2004B), 5.00%, 7/1/2020	1,653,435
1,000,000		Maricopa County, AZ, IDA, Health Facility Revenue Bonds (Series 2004A), 5.375% (Catholic Healthcare West), 7/1/2023	1,029,670
1,690,000		Pima County, AZ IDA, PCRBs (Series 2009A), 4.95% (Tucson Electric Power Co.), 10/1/2020	1,676,395
1,500,000		Verrado Community Facilities District No. 1, AZ, Revenue Bonds , 6.15%, 7/15/2017	1,513,290
		TOTAL	5,872,790
		Arkansas – 0.8%
1,000,000		Independence County, AR, PCR Refunding Bonds (Series 2005), 5.00% (Entergy Arkansas, Inc.), 1/1/2021	1,000,960
300,000		Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.), 10/1/2017	300,474
		TOTAL	1,301,434
		California – 9.6%
1,115,000		Bay Area Toll Authority, CA, San Francisco Bay Area Subordinate Toll Bridge Revenue Bonds (Series 2010 S-2), 5.00%, 10/1/2024	1,201,390
570,000		California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I), 4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014	622,178
1,000,000		California State Department of Water Resources Power Supply Program, Revenue Bonds (Series 2010L), 5.00%, 5/1/2021	1,180,620
1,000,000		California State Department of Water Resources Power Supply Program, Revenue Bonds (Series 2010M), 5.00%, 5/1/2016	1,174,130
1,705,000		California State, Refunding Economic Recovery Bonds (Series 2009A), 5.00% (California State Fiscal Recovery Fund), 7/1/2018	2,033,127
1,935,000		California Statewide CDA, Revenue Bonds (Series 2007), 5.00% (Inland Regional Center), 12/1/2017	2,000,055
1,265,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2003A-1), 6.25% (United States Agency PRF 6/1/2013@100)/(Original Issue Yield: 6.55%), 6/1/2033	1,369,375
1,000,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), 6.125% (Citigroup, Inc. GTD), 11/1/2029	1,024,780
1,500,000		San Diego, CA Public Facilities Authority, Senior Sewer Revenue Refunding Bonds (Series 2009B), 5.00% (San Diego, CA Wastewater System), 5/15/2016	1,773,210
1,000,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Refunding Private Activity Bonds (Series 2010C), 5.00%, 5/1/2021	1,141,270
1,500,000		San Jose, CA Airport, Airport Revenue Bonds (Series 2011A-2), 5.00% (Original Issue Yield: 5.05%), 3/1/2031	1,481,610
		TOTAL	15,001,745
		Colorado – 3.9%
718,000		Antelope Heights Metropolitan District, CO, LT GO Bonds, 8.00% (United States Treasury PRF 12/1/2013@101), 12/1/2023	843,234
205,000		Colorado Educational & Cultural Facilities Authority, Revenue Refunding Bonds (Series A), 6.25% (Denver Academy)/(Original Issue Yield: 6.50%), 11/1/2013	208,920
500,000		Colorado Educational & Cultural Facilities Authority, Revenue Refunding Bonds (Series A), 7.00% (Denver Academy)/(Original Issue Yield: 7.25%), 11/1/2023	506,925
1,265,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2013	1,300,205
865,000		Conservatory Metropolitan District, CO, LT GO Bonds, 7.40% (United States Treasury PRF 12/1/2013@102), 12/1/2016	987,804
600,000		Denver (City & County), CO, Airport System Revenue Bonds (Series 2009A), 5.00% (Denver, CO City & County Airport Authority), 11/15/2016	698,844
1,000,000		Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds (Series 2008), 6.25% (Merrill Lynch & Co., Inc. GTD)/(Original Issue Yield: 6.63%), 11/15/2028	1,031,920
500,000		Southlands, CO Metropolitan District No. 1, LT GO Bonds (Series 2004), 7.00% (United States Treasury PRF 12/1/2014@100)/(Original Issue Yield: 7.05%), 12/1/2024	602,295
		TOTAL	6,180,147
		District of Columbia – 0.7%
1,000,000		District of Columbia, Ballpark Revenue Bonds (Series 2006B-1), 5.25% (FGIC and National Public Finance Guarantee Corporation INS), 2/1/2016	1,115,890
		Florida – 3.8%
600,000	[1]	Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and Resort Hotel Facilities)/(United States Treasury PRF 10/1/2012@102), 10/1/2033	667,146
1,000,000		Citizens Property Insurance Corp. FL, Senior Secured Bonds (Series 2009A-1), 5.00% (Assured Guaranty Corp. INS), 6/1/2014	1,073,820

Principal Amount		Value
$50,000	Fishhawk Community Development District II, Special Assessment Revenue Bonds (Series 2004B), 7.04% (Original Issue Yield: 7.087%), 11/1/2014	48,842
335,000	Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.00%, 5/1/2020	310,187
500,000	Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.25% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2020	531,805
1,325,000	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2007), 6.375%, 5/1/2017	948,846
2,390,000	University of Central Florida Athletics Association, Inc., FL, COPs (Series 2004A), 5.125% (FGIC and National Public Finance Guarantee Corporation INSs), 10/1/2022	2,445,806
	TOTAL	6,026,452
	Georgia – 4.3%
1,000,000	Atlanta, GA Airport Passenger Facilities Charge Revenue, Subordinate Lien General Revenue Bonds (Series 2010B), 5.00%, 1/1/2020	1,151,240
1,500,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.00%, 11/1/2019	1,851,630
1,250,000	Atlanta, GA, Tax Allocation Bonds (Series 2005B), 5.40% (Eastside Tax Allocation District)/(Original Issue Yield: 5.50%), 1/1/2020	1,282,050
500,000	DeKalb Private Hospital Authority, GA, Revenue Anticipation Certificates (Series 2009), 5.00% (Children's Healthcare of Atlanta, Inc.), 11/15/2016	575,660
750,000	Fulton County, GA Residential Care Facilities, Revenue Bonds (Series 2004A), 6.00% (Canterbury Court), 2/15/2022	708,803
1,115,000	Municipal Electric Authority of Georgia, Revenue Bonds (Series 2002A), 5.25% (National Public Finance Guarantee Corporation INS), 11/1/2015	1,169,367
	TOTAL	6,738,750
	Guam – 0.9%
1,250,000	Guam Government LO (Section 30), Bonds (Series 2009A), 5.00%, 12/1/2015	1,353,413
	Hawaii – 0.7%
1,050,000	Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 7.00% (Kahala Nui)/(Original Issue Yield: 7.00%), 11/15/2012	1,072,071
	Illinois – 5.0%
1,325,000	Chicago, IL Sales Tax, Refunding Revenue Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 1/1/2019	1,447,867
1,000,000	Chicago, IL Special Assessment, Improvement Bonds (Series 2002), 6.625% (Lakeshore East Project)/(Original Issue Yield: 6.637%), 12/1/2022	1,027,270
875,000	Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.00% (Landing at Plymouth Place), 5/15/2025	791,429
1,000,000	Illinois Finance Authority, Revenue Refunding Bonds (Series 2005A), 5.00% (Depaul University), 10/1/2014	1,097,120
2,000,000	Illinois State Sales Tax, Sales Tax Revenue Bonds (Junior Obligation Series June 2010), 5.00%, 6/15/2016	2,306,440
1,000,000	Railsplitter Tobacco Settlement Authority, IL , Tobacco Settlement Revenue Bonds (Series 2010), 5.00%, 6/1/2015	1,109,750
	TOTAL	7,779,876
	Indiana – 3.0%
1,050,000	Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00% (Baptist Homes of Indiana), 11/15/2014	1,124,078
955,000	Indiana State Finance Authority, Environmental Facilities Refunding Revenue Bonds (Series 2009B), 4.90% (Indianapolis, IN Power & Light Co.), 1/1/2016	1,055,581
1,000,000	Indiana State Finance Authority, First Lien Wastewater Utility Revenue Bonds (Series 2011A), 5.25% (CWA Authority), 10/1/2023	1,124,950
1,300,000	Whiting, IN Environmental Facilities, Revenue Bonds (Series 2009), 5.25% (BP PLC), 1/1/2021	1,483,079
	TOTAL	4,787,688
	Kentucky – 0.9%
1,335,000	Kentucky EDFA, Revenue Bonds (Series 2000A), 6.25% (Norton Healthcare, Inc.)/(Original Issue Yield: 6.45%), 10/1/2012	1,339,806
	Louisiana – 1.0%
981,000	Lakeshore Villages Master Community Development District, LA, Special Assessment Bonds (Series 2007), 5.25% (Original Issue Yield: 5.378%), 7/1/2017	490,892
1,000,000	Louisiana Local Government Environmental Facilities CDA, Revenue Bonds, 5.375% (BRCC Facilities Corp.)/(National Public Finance Guarantee Corporation INS), 12/1/2014	1,038,050
	TOTAL	1,528,942
	Maine – 0.5%
665,000	Maine Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2011), 7.50% (Maine General Medical Center), 7/1/2032	716,684

Principal Amount			Value
		Maryland – 10.8%
$175,000		Maryland State Economic Development Corp., Port Facilities Refunding Revenue Bonds (Series 2010), 5.75% (CONSOL Energy, Inc.), 9/1/2025	171,999
1,000,000		Maryland State Economic Development Corp., Revenue Bonds (Series A), 5.125% (Ports America Chesapeake, Inc.)/(Original Issue Yield: 5.25%), 6/1/2020	1,008,550
13,500,000	[2]	Maryland State, UT GO Bonds (Second Series 2008), 5.00%, 7/15/2022	15,671,205
		TOTAL	16,851,754
		Massachusetts – 3.9%
1,000,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, Revenue Bonds (Series B), 5.25%, 7/1/2018	1,228,450
2,000,000		Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds (Series 2010B), 5.00%, 1/1/2024	2,175,920
1,300,000		Massachusetts Development Finance Agency, Revenue Bonds (Series 2010B-2), 5.00% (Harvard University), 10/15/2020	1,613,287
1,030,000		Massachusetts HEFA, Revenue Bonds (Series 2010A), 5.00% (Northeastern University), 10/1/2023	1,150,149
		TOTAL	6,167,806
		Michigan – 2.9%
2,000,000		Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco Corp.)/(United States Treasury PRF 5/1/2012@100), 5/1/2018	2,075,220
710,000		Michigan Finance Authority, State Aid Revenue Notes (Series 2011A-2), 6.65% (Detroit, MI City School District), 3/20/2012	723,589
1,500,000		Michigan State Building Authority, Revenue Refunding Bonds (Series 2009I), 5.00%, 10/15/2016	1,714,245
		TOTAL	4,513,054
		Minnesota – 0.6%
750,000		University of Minnesota, GO Bonds (Series 2011A), 5.00%, 12/1/2018	916,987
		Nevada – 2.5%
2,000,000		Clark County, NV, IDRB (Series 2003C), 5.44999% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	2,113,680
965,000		Las Vegas, NV, Local Improvement Special Assessment Bonds (Series 2004), 5.50% (Providence SID No. 607), 6/1/2013	974,679
785,000		North Las Vegas, NV Special Improvement District No. 60, Subordinate LT Obligation Refunding Bonds (Series 2006B), 5.00% (Aliante SID No. 60)/(Original Issue Yield: 5.05%), 12/1/2017	774,591
		TOTAL	3,862,950
		New Jersey – 0.0%
251,750	[3]	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.00% (Pascack Valley Hospital Association)/(Original Issue Yield: 6.25%), 7/1/2013	3
		New Mexico – 1.3%
1,000,000		Farmington, NM, PCR Revenue Refunding Bonds (Series A), 5.20% TOBs (Public Service Co., NM), Mandatory Tender 6/1/2020	1,017,640
1,000,000		Farmington, NM, Refunding Revenue Bonds (Series 2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC INS), Mandatory Tender 8/1/2012	1,008,720
		TOTAL	2,026,360
		New York – 7.4%
2,000,000		Dutchess County, NY IDA, Revenue Bonds, 5.00% (Marist College)/(Original Issue Yield: 5.15%), 7/1/2020	2,052,940
1,000,000		Erie County, NY IDA, School Facility Revenue Bonds (Series 2011A), 5.25% (Buffalo, NY City School District), 5/1/2027	1,094,310
800,000	[1]	New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.25% (7 World Trade Center LLC), 3/1/2015	802,936
1,500,000		New York City, NY TFA, Future Tax Secured Bonds (Series Fiscal 2011D), 5.00%, 2/1/2019	1,800,705
1,340,000		New York City, NY, UT GO Bonds (Series 2002D), 5.00% (Original Issue Yield: 5.21%), 6/1/2017	1,380,991
2,000,000		New York State Dormitory Authority, Revenue Bonds (Series 2009C), 5.00% (School District Financing Program)/(Assured Guaranty Corp. INS), 10/1/2015	2,287,080
2,000,000		Tobacco Settlement Financing Corp., NY, (Series 2003B-1C), 5.50% (New York State), 6/1/2019	2,139,420
		TOTAL	11,558,382
		North Carolina – 2.3%
1,000,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds (Series D), 5.50%, 1/1/2014	1,102,050
965,000		North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.50% (Arc of North Carolina Projects), 10/1/2024	976,184
1,500,000		North Carolina Municipal Power Agency No. 1, Electric Revenue Bonds (Series 2003A), 5.50%, 1/1/2014	1,593,705
		TOTAL	3,671,939
		Ohio – 2.8%
1,000,000		Cuyahoga, OH CCD, General Receipts Revenue Bonds (Series 2002A), 5.00% (AMBAC INS), 12/1/2022	1,048,380

Principal Amount			Value
$2,135,000		Franklin County, OH Hospital Facility Authority, Hospital Improvement Revenue Bonds (Series 2009), 5.00% (Nationwide Children's Hospital), 11/1/2019	2,440,497
925,000		Ohio State Air Quality Development Authority, Environmental Improvement Refunding Revenue Bonds (Series 1995), 5.00% TOBs (Marathon Oil Corp.) Mandatory tender 11/1/2011	942,732
		TOTAL	4,431,609
		Oregon – 1.0%
500,000	[1]	Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	395,770
1,000,000		Yamhill County, OR Hospital Authority, Revenue Bonds, 6.50% (Friendsview Retirement Community)/(United States Treasury PRF 12/1/2013@101), 12/1/2018	1,138,520
		TOTAL	1,534,290
		Pennsylvania – 10.7%
1,500,000		Allegheny County, PA HDA Authority, Revenue Bonds (Series 2010A), 5.00% (UPMC Health System), 5/15/2017	1,723,125
435,000		Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.50% (United States Steel Corp.), 11/1/2016	446,058
12,000,000	[2]	Commonwealth of Pennsylvania, UT GO Bonds, 5.00%, 3/15/2025	13,508,400
1,000,000		Lancaster, PA Higher Education Authority, College Revenue Bonds, 5.00% (Franklin & Marshall College), 4/15/2019	1,109,800
		TOTAL	16,787,383
		South Carolina – 2.1%
1,000,000		Georgetown County, SC Environmental Improvements, Refunding Revenue Bonds (Series 2000A), 5.95% (International Paper Co.), 3/15/2014	1,078,840
2,000,000		Piedmont Municipal Power Agency, SC, Electric Refunding Revenue Bonds (Series 2010A-3), 5.00%, 1/1/2024	2,191,940
		TOTAL	3,270,780
		South Dakota – 1.1%
1,715,000		Educational Enhancement Funding Corp., SD, Tobacco Revenue Bonds (Series 2002B), 6.50%, 6/1/2032	1,730,264
		Texas – 6.1%
1,770,000		Board of Regents of The University of Texas System, Revenue Bonds (Series 2004B), 5.25%, 8/15/2019	2,194,800
1,000,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 6.50% (Wise Regional Health System), 9/1/2014	1,001,080
1,000,000		Houston, TX Airport System, Senior Lien Revenue & Refunding Bonds (Series 2009A), 5.00%, 7/1/2018	1,174,640
500,000		North Texas Tollway Authority, Special Projects System Revenue Bonds (Series 2011), 5.00% (North Texas Toll Authority Special Projects System), 9/1/2021	588,065
545,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Retirement Facility Revenue Bonds (Series 2007), 5.00% (Air Force Village), 5/15/2016	576,228
500,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Revenue Bonds, Series 2006A, 6.00% (Northwest Senior Housing Corp. Edgemere Project), 11/15/2026	491,635
1,000,000		Tyler, TX HFDC, Hospital Revenue Bonds , 5.25% (Mother Frances Hospital ), 7/1/2012	1,022,090
2,235,000		West Harris County, TX Regional Water Authority, Water System Revenue Bonds (Series 2006), 5.00% (AMBAC INS), 12/15/2021	2,425,243
		TOTAL	9,473,781
		Virginia – 1.3%
126,000		Bell Creek CDA, VA, Special Assessment Revenue Bonds (Series 2003), 6.75%, 3/1/2022	124,974
700,000		Broad Street CDA, VA, Revenue Bonds, 7.10% (United States Treasury PRF 6/1/2013@102)/(Original Issue Yield: 7.15%), 6/1/2016	788,676
1,000,000		Peninsula Port Authority, VA, Residential Care Facility Revenue Bonds (Series 2003A), 7.375% (Virginia Baptist Homes Obligated Group)/(United States Treasury PRF 12/1/2013@100)/(Original Issue Yield: 7.50%), 12/1/2023	1,148,980
		TOTAL	2,062,630
		Washington – 0.9%
1,420,000		Tobacco Settlement Authority, WA, Tobacco Settlement Asset-Backed Revenue Bonds, 6.50% (Original Issue Yield: 6.65%), 6/1/2026	1,432,865
		Wisconsin – 1.8%
2,000,000		Wisconsin State HEFA, Revenue Bonds, 5.75% (SynergyHealth, Inc.), 11/15/2015	2,143,360
745,000		Wisconsin State HEFA, Revenue Bonds, 7.125% (Community Memorial Hospital)/(Original Issue Yield: 7.25%), 1/15/2022	728,677
		TOTAL	2,872,037
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $146,972,734)	153,980,562

Principal Amount		Value
	SHORT-TERM MUNICIPALS – 1.6%[4]
	Michigan – 0.9%
$1,500,000	Michigan Strategic Fund, (Series 2010) Weekly VRDNs (CS Facilities LLC)/(Fifth Third Bank, Cincinnati LOC), 0.380%, 9/1/2011	1,500,000
	Ohio – 0.7%
1,055,000	Geauga County, OH, Revenue Bonds (Series 2007A) Daily VRDNs (South Franklin Circle)/(Key Bank, N.A. LOC), 0.250%, 9/1/2011	1,055,000
	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	2,555,000
	TOTAL MUNICIPAL INVESTMENTS — 100.0% (IDENTIFIED COST $149,527,734)[5]	156,535,562
	OTHER ASSETS AND LIABILITIES – NET[6]	(17,588,593)
	LIQUIDATION VALUE OF AUCTION PREFERRED SHARES	(41,900,000)
	TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$97,046,968

At August 31, 2011, the Fund held no securities subject to the federal alternative minimum tax (AMT).

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2011, these restricted securities amounted to $1,865,852, which represented 1.2% of total market value.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Fund's Board of Trustees (the “Trustees”), held at August 31, 2011, is as follows:

Security	Acquisition Date	Cost	Market Value
Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and Resort Hotel Facilities)/(United States Treasury PRF 10/1/2012@102), 10/1/2033	5/9/2003	$600,000	$667,146
Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	6/9/2006	$500,000	$395,770
New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.25% (7 World Trade Center LLC), 3/1/2015	3/15/2005	$800,000	$802,936
2	Underlying security in inverse floater structure.
3	Obligor filed for bankruptcy. On September 30, 2008, a Notice of Initial Distribution was received and a portion of the bond was redeemed at par. Subsequent distributions have occurred on various dates to redeem portions of the remaining bonds at discounts to par. The market value of the holding is adjusted to reflect the expected value of future distributions.
4	Current rate and next reset date shown for Variable Rate Demand Notes.
5	At August 31, 2011, the cost of investments for federal tax purposes was $130,402,694. The net unrealized appreciation from investments was $7,007,868. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,510,231 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,502,363.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of August 31, 2011, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

AMBAC	— American Municipal Bond Assurance Corporation
CCD	— Community College District
CDA	— Community Development Authority
COPs	— Certificates of Participation
EDFA	— Economic Development Finance Authority
FGIC	— Financial Guaranty Insurance Company
GO	— General Obligation
GTD	— Guaranteed
HFDC	— Health Facilities Development Corporation
HDA	— Hospital Development Authority
HEFA	— Health and Education Facilities Authority
IDA	— Industrial Development Authority
IDRB	— Industrial Development Revenue Bond
INS	— Insured
LO	— Limited Obligation
LOC	— Letter of Credit
LT	— Limited Tax
PCR	— Pollution Control Revenue
PCRBs	— Pollution Control Revenue Bonds
PRF	— Prerefunded
SID	— Special Improvement District
TFA	— Transitional Finance Authority
TOBs	— Tender Option Bonds
UT	— Unlimited Tax
VRDNs	— Variable Rate Demand Notes

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Premier Intermediate Municipal Income Fund

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date October 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 21, 2011

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date October 21, 2011